LEASES	12 Months Ended
Dec. 31, 2011
LEASES
J.	LEASES

The Company leases certain facilities and computer equipment under operating leases. Leases expire at various dates through the year 2019. At January 1, 2012, annual minimum rent payments under non-cancelable operating leases having initial or remaining terms in excess of one year are $23.5, $14.7, $8.8, $6.0, $3.6 and $1.6 thereafter. For the years ended December 31, 2011, 2010 and 2009, total rental expenses under all leases amounted to $29.0, $29.7 and $40.6, respectively.